CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital [Abstract]
Disclosure of issued capital [text block]
The subscribed and paid-in capital is the following:

	December 31, 2018	December 31, 2017
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares:
Ordinary shares with a nominal value of COP 500 pesos	509,704,584	509,704,584
Preferred shares with dividend without voting rights with nominal value of COP 500 pesos	452,122,416	452,122,416
Total shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value)	480,914	480,914

Disclosure of dividends [text block]
The annual net profits of Bancolombia must be applied as follows: (i) first, an amount equal to 10.00% of Bancolombia’s net profits to a legal reserve until such reserve is equal to at least 50.00% of the Bank’s paid-in capital; (ii) second, to the payment of the minimum dividend on the preferred shares; and (iii) third, as may be determined in the ordinary annual stockholders’ meeting by the vote of the holders of a majority of the shares entitled to vote.

Dividends declared with respect to net income earned in:	Cash dividends per share (Stated in COP)
2018	1,092
2017	1,020
2016	950
2015	888
2014	830
2013	776